Loss for the Period - Summary of Detailed Information about Loss After Charging Expenses (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Staff costs:
Salaries and other allowances	$ 4,748	$ 5,092
Retirement benefits scheme contributions	218	374
Share-based payment expenses	8,224	5,282
Total staff costs	13,190	10,748
Depreciation of plant and equipment	25	49
Depreciation of right-of-use assets	164	297
Amortization of intangible assets	10	11
Other expense	$ 90	$ 47,457